UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21326

Cohen & Steers REIT and Preferred Income Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Tina M. Payne 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2012

Item 1. Schedule of Investments

COHEN & STEERS REIT AND PREFERRED INCOME FUND, INC.

SCHEDULE OF INVESTMENTS

September 30, 2012 (Unaudited)

	Number of Shares	Value
COMMON STOCK—REAL ESTATE 66.8%
DIVERSIFIED 5.0%
American Assets Trust(a),(b)	130,515	$3,496,497
Vornado Realty Trust(a),(b)	492,542	39,920,529
		43,417,026
HEALTH CARE 7.5%
Brookdale Senior Living(c)	82,454	1,914,582
HCP(a),(b)	522,609	23,245,648
Health Care REIT	132,033	7,624,906
Healthcare Realty Trust(a)	265,799	6,126,667
Ventas(a),(b)	415,009	25,834,310
		64,746,113
HOTEL 5.0%
Hersha Hospitality Trust(a),(b)	1,059,536	5,191,726
Host Hotels & Resorts(a),(b)	479,211	7,691,337
Hyatt Hotels Corp., Class A(a),(b),(c)	339,949	13,648,952
Pebblebrook Hotel Trust	139,500	3,262,905
Starwood Hotels & Resorts Worldwide(a)	107,456	6,228,150
Strategic Hotels & Resorts Worldwide(c)	1,215,886	7,307,475
		43,330,545
INDUSTRIALS 4.6%
DCT Industrial Trust	766,400	4,958,608
Prologis(a),(b)	1,007,217	35,282,811
		40,241,419
OFFICE 7.9%
Alexandria Real Estate Equities(a),(b)	99,754	7,333,914
Boston Properties(a),(d)	153,635	16,993,567
Brookfield Office Properties (Canada)(a)	623,906	10,331,884
Corporate Office Properties Trust	188,027	4,507,007
Highwoods Properties	186,000	6,067,320
Hudson Pacific Properties(a),(b)	226,357	4,187,605
Kilroy Realty Corp.(a)	150,908	6,757,660
SL Green Realty Corp.(a),(b)	153,414	12,283,859
		68,462,816
OFFICE/INDUSTRIAL 0.7%
PS Business Parks	88,500	5,913,570

	Number of Shares	Value
RESIDENTIAL 13.4%
APARTMENT 12.9%
American Campus Communities(a)	188,564	$8,274,188
Apartment Investment & Management Co.(a),(b)	558,335	14,511,127
Associated Estates Realty Corp.(a)	352,218	5,339,625
AvalonBay Communities(a),(b)	107,719	14,648,707
Colonial Properties Trust	273,700	5,761,385
Education Realty Trust(a)	273,605	2,982,294
Equity Residential(a),(b)	569,577	32,767,765
Essex Property Trust(a)	58,500	8,672,040
Mid-America Apartment Communities(a)	85,304	5,571,204
UDR(a),(b)	528,859	13,126,280
		111,654,615
MANUFACTURED HOME 0.5%
Equity Lifestyle Properties(a),(b)	62,241	4,239,857
TOTAL RESIDENTIAL		115,894,472

SELF STORAGE 4.0%
CubeSmart(a)	263,076	3,385,788
Public Storage(a),(b)	171,011	23,799,601
Sovran Self Storage(a)	130,024	7,521,888
		34,707,277
SHOPPING CENTERS 16.9%
COMMUNITY CENTER 5.5%
Acadia Realty Trust(a)	131,569	3,265,543
DDR Corp.	400,400	6,150,144
Federal Realty Investment Trust(a),(b)	134,816	14,196,125
Kimco Realty Corp.(a),(b)	302,279	6,127,195
Ramco-Gershenson Properties Trust(a),(b)	293,942	3,683,093
Regency Centers Corp.(a),(b)	266,642	12,993,465
Retail Properties of America	110,586	1,251,833
		47,667,398
REGIONAL MALL 11.4%
General Growth Properties(a),(b)	972,368	18,941,729
Glimcher Realty Trust	306,200	3,236,534
Simon Property Group(a),(b)	464,846	70,568,271

	Number of Shares	Value
Taubman Centers(a)	79,116	$6,070,571
		98,817,105
TOTAL SHOPPING CENTERS		146,484,503

SPECIALTY 1.8%
Digital Realty Trust(a),(b)	223,909	15,640,044
TOTAL COMMON STOCK (Identified cost—$422,409,393)		578,837,785

PREFERRED SECURITIES—$25 PAR VALUE 26.5%
BANKS 8.3%
Ally Financial, 7.25%, due 2/7/33(e)	109,354	2,701,044
Ally Financial, 7.375%, due 12/16/44(a)	130,001	3,166,824
Bank of America Corp., 7.25%, Series L ($1,000 Par Value)(Convertible)	2,781	3,031,290
Citigroup Capital VIII, 6.95%, due 9/15/31, (TruPS)(a)	443,506	11,158,611
CoBank ACB, 7.00%, 144A ($50 Par Value)(f),(g)	135,000	6,783,750
Countrywide Capital IV, 6.75%, due 4/1/33(a)	263,713	6,592,825
Countrywide Capital V, 7.00%, due 11/1/36(a)	336,612	8,479,256
First Niagara Financial Group, 8.625%, Series B	100,000	2,925,000
Huntington Bancshares, 8.50%, due 12/31/49, Series A ($1,000 Par Value)(Convertible)	2,718	3,465,450
PNC Financial Services Group, 6.125%, Series P	80,000	2,197,600
US Bancorp, 6.50%, Series F(a)	72,088	2,097,761
Wells Fargo & Co., 7.50%, Series L ($1,000 Par Value)(Convertible)(a)	8,000	9,904,000
Zions Bancorp, 9.50%, due 12/29/49, Series C(a)	150,000	3,925,500
Zions Bancorp, 7.90%, Series F(a)	206,500	5,738,635
		72,167,546
BANKS—FOREIGN 2.5%
Deutsche Bank Contingent Capital Trust III, 7.60%(a),(b)	224,062	5,951,087
National Westminster Bank PLC, 7.76%, Series C(a)	407,854	10,216,743
Royal Bank of Scotland Group PLC, 6.60%, Series S	256,722	5,291,040
		21,458,870
ELECTRIC—INTEGRATED 0.8%
DTE Energy Co., 6.50%, due 12/1/61(a)	92,119	2,581,174
NextEra Energy Capital Holdings, 5.70%, due 3/1/72, Series G	107,500	2,886,375

	Number of Shares	Value
SCE Trust I, 5.625%	60,000	$1,564,800
		7,032,349
FINANCE—INVESTMENT BANKER/BROKER 0.3%
Raymond James Financial, 6.90%, due 3/15/42	102,030	2,801,744

INDUSTRIALS—DIVERSIFIED MANUFACTURING 0.4%
Stanley Black & Decker, 5.75%, due 7/25/52(a)	135,500	3,573,135

INSURANCE 5.8%
LIFE/HEALTH INSURANCE—FOREIGN 0.5%
Aegon NV, 6.875%(a)	158,294	3,965,265

MULTI-LINE 1.0%
American International Group, 7.70%, due 12/18/62(a)	73,605	1,860,734
Hartford Financial Services Group, 7.875%, due 4/15/42(a)	240,000	6,717,600
		8,578,334
MULTI-LINE—FOREIGN 2.3%
ING Groep N.V., 6.375%(a)	206,285	4,932,274
ING Groep N.V., 7.05%	149,060	3,729,481
ING Groep N.V., 7.375%(a)	264,873	6,603,284
ING Groep N.V., 8.50%(a)	159,419	4,176,778
		19,441,817
REINSURANCE 0.4%
Reinsurance Group of America, 6.20%, due 9/15/42	140,000	3,693,200

REINSURANCE—FOREIGN 1.6%
Arch Capital Group Ltd., 6.75%	125,000	3,337,500
Aspen Insurance Holdings Ltd., 7.25%	106,000	2,771,900
Aspen Insurance Holdings Ltd., 7.401%, Series A	36,225	975,539
Axis Capital Holdings Ltd., 6.875%, Series C	132,308	3,559,085
Endurance Specialty Holdings Ltd., 7.50%, Series B	94,092	2,462,388
Montpelier Re Holdings Ltd., 8.875%(a)	40,035	1,068,935
		14,175,347
TOTAL INSURANCE		49,853,963

INTEGRATED TELECOMMUNICATIONS SERVICES 2.6%
Qwest Corp., 7.00%, due 4/1/52	78,395	2,085,307
Qwest Corp., 7.375%, due 6/1/51(a),(b)	447,743	12,035,332
Telephone & Data Systems, 6.875%, due 11/15/59(a)	154,000	4,225,760
Telephone & Data Systems, 7.00%, due 3/15/60(a),(b)	90,000	2,448,000

	Number of Shares	Value
United States Cellular Corp., 6.95%, due 5/15/60(a)	80,000	$2,189,600
		22,983,999
REAL ESTATE 5.0%
DIVERSIFIED 0.7%
Lexington Realty Trust, 6.50%, Series C ($50 Par Value)(a)	96,586	4,736,577
Vornado Realty Trust, 6.75%, Series H(a)	56,100	1,428,867
		6,165,444
HOTEL 0.8%
Hospitality Properties Trust, 7.125%, Series D	95,000	2,556,450
Pebblebrook Hotel Trust, 7.875%, Series A(a)	100,000	2,644,000
Strategic Hotels & Resorts, 8.25%, Series B	78,711	1,966,988
		7,167,438
INDUSTRIALS 0.4%
Monmouth Real Estate Investment Corp., 7.875%, Series B(f)	120,000	3,180,000

OFFICE 0.5%
BioMed Realty Trust, 7.375%, Series A(a)	55,000	1,390,400
Corporate Office Properties Trust, 7.375%, Series L	100,000	2,577,000
SL Green Realty Corp., 7.625%, Series C	26,320	659,053
		4,626,453
OFFICE/INDUSTRIAL 0.2%
PS Business Parks, 6.70%, Series P	50,000	1,251,000

RESIDENTIAL—MANUFACTURED HOME 0.1%
Equity Lifestyle Properties, 6.75%, Series C	40,843	1,050,890

SHOPPING CENTERS 2.3%
COMMUNITY CENTER 1.4%
Cedar Realty Trust, 7.25%, Series B	160,000	3,880,000
Cedar Shopping Centers, 8.875%, Series A	58,512	1,486,205
Inland Real Estate Corp., 8.125%, Series A	135,000	3,573,450
Weingarten Realty Investors, 6.50%, Series F(a),(b)	127,540	3,222,936
		12,162,591
REGIONAL MALL 0.9%
CBL & Associates Properties, 7.375%, Series D(a)	304,982	7,722,144
TOTAL SHOPPING CENTERS		19,884,735
TOTAL REAL ESTATE		43,325,960

	Number of Shares	Value
TRANSPORT—MARINE 0.8%
Seaspan Corp., 9.50%, due 1/29/49, Series C(a)	233,008	$6,552,185
TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$203,867,210)		229,749,751

PREFERRED SECURITIES—CAPITAL SECURITIES 43.9%
BANKS 10.7%
AgFirst Farm Credit Bank, 7.30%, due 10/14/49, 144A(f),(g)	16,000,000	15,994,560
Astoria Capital Trust I, 9.75%, due 11/1/29, Series B(f)	9,600,000	9,955,142
Citigroup Capital III, 7.625%, due 12/1/36(a)	8,950,000	9,666,000
CoBank ACB, 11.00%, Series C, 144A ($50 Par Value)(a),(g)	125,000	6,703,125
Farm Credit Bank of Texas, 10.00%, due 12/15/20, Series I(a)	4,000	4,685,000
Goldman Sachs Capital I, 6.345%, due 2/15/34(d)	3,000,000	3,022,938
JP Morgan Chase & Co., 7.90%, due 4/29/49, Series I (FRN)(a),(b)	15,000,000	17,097,195
NB Capital Trust II, 7.83%, due 12/15/26(a)	4,000,000	4,079,000
PNC Financial Services Group, 6.75%, due 7/29/49, (FRN)(a),(b)	5,000,000	5,610,705
RBS Capital Trust B, 6.80%, due 12/29/49	3,000,000	2,535,000
Sovereign Capital Trust VI, 7.908%, due 6/13/36(a),(b)	3,250,000	3,306,875
Wells Fargo & Co., 7.98%, due 3/29/49, Series K (FRN)(a),(b)	8,550,000	9,853,875
		92,509,415
BANKS—FOREIGN 10.5%
Abbey National Capital Trust I, 8.963%, due 12/29/49	6,159,000	6,620,925
ABN Amro Bank NV, 6.25%, due 9/13/22, (FRN)	3,000,000	3,063,900
Banco do Brasil SA/Cayman, 9.25%, due 12/31/49, 144A(a),(g)	5,500,000	6,572,500
Barclays Bank PLC, 6.278%, due 12/31/49(a),(h)	4,300,000	3,937,187
Barclays Bank PLC, 6.86%, due 12/31/49, 144A(g)	2,800,000	2,758,000
BNP Paribas, 7.195%, due 12/31/49, 144A(a),(b),(g)	4,300,000	4,087,150
BPCE SA, 9.00%, due 3/29/49 (France) (EUR)	2,350,000	2,997,218
Claudius Ltd., 7.875%, due 12/12/49(a)	4,000,000	4,217,000
HSBC Capital Funding LP, 10.176%, due 12/12/49, 144A(a),(b),(g)	12,592,000	17,251,040
LBG Capital No.1 PLC, 8.00%, due 12/29/49, 144A(a),(g)	6,800,000	6,557,879
Lloyds TSB Bank PLC, 6.35%, due 12/31/49 (United Kingdom) (EUR)	2,500,000	2,329,153
Lloyds TSB Bank PLC, 9.875%, due 12/16/21, (FRN)	1,800,000	2,078,183
Lloyds TSB Bank PLC, 11.875%, due 12/16/21, (FRN) (United Kingdom) (EUR)	1,000,000	1,480,444
Rabobank Nederland, 8.40%, due 12/31/49	6,000,000	6,318,000
Rabobank Nederland, 11.00%, due 6/29/49, 144A(a),(b),(g)	5,950,000	7,861,301

	Number of Shares	Value
SMFG Preferred Capital, 9.50%, due 7/29/49, 144A (FRN)(a),(g)	2,500,000	$3,143,750
Standard Chartered PLC, 7.014%, due 7/29/49, 144A(a),(g)	3,050,000	3,120,205
UBS AG, 7.625%, due 8/17/22	6,000,000	6,284,262
		90,678,097
FINANCE 3.8%
DIVERSIFIED FINANCIAL SERVICES 3.0%
Credit Suisse Group Guernsey I Ltd., 7.875%, due 2/24/41	2,450,000	2,504,512
General Electric Capital Corp., 7.125%, due 12/15/49, Series A(a)	10,800,000	12,082,727
General Electric Capital Corp., 6.25%, due 12/15/49, Series B(a)	11,000,000	11,659,714
		26,246,953
INVESTMENT BANKER/BROKER 0.2%
Charles Schwab Corp., 7.00%, due 12/31/49	1,500,000	1,699,980

MULTI-LINE—FOREIGN 0.6%
Old Mutual PLC, 8.00%, due 6/3/21 (United Kingdom) (GBP)	3,000,000	5,306,922
TOTAL FINANCE		33,253,855

FOOD 0.8%
Dairy Farmers of America, 7.875%, 144A(f),(g)	68,100	7,084,532

INSURANCE 11.0%
LIFE/HEALTH INSURANCE 1.7%
American General Institutional Capital A, 7.57%, due 12/1/45, 144A(g)	3,000,000	3,375,000
American General Institutional Capital B, 8.125%, due 3/15/46, 144A(a),(g)	5,250,000	6,208,125
Aviva PLC, 8.25%, due 4/29/49	2,500,000	2,678,162
Great-West Life & Annuity Insurance Co., 7.153%, due 5/16/46, 144A(a),(g)	2,700,000	2,781,000
		15,042,287
LIFE/HEALTH INSURANCE—FOREIGN 0.5%
Prudential PLC, 7.75%, due 6/23/16(a)	3,750,000	4,040,625

MULTI-LINE 4.2%
American International Group, 8.175%, due 5/15/58, (FRN)(a)	13,170,000	16,182,637
MetLife, 10.75%, due 8/1/69(a)	3,000,000	4,477,500

	Number of Shares	Value
MetLife Capital Trust X, 9.25%, due 4/8/38, 144A(a),(g)	11,815,000	$15,654,875
		36,315,012
MULTI-LINE—FOREIGN 1.2%
AXA SA, 8.60%, due 12/15/30(a)	2,900,000	3,515,299
AXA SA, 6.379%, due 12/31/49, 144A(g)	2,000,000	1,820,000
AXA SA, 6.463%, due 12/31/49, 144A(a),(g)	2,050,000	1,901,375
Cloverie PLC, 8.25%, due 12/31/49	2,550,000	2,868,444
		10,105,118
PROPERTY CASUALTY 1.3%
Liberty Mutual Group, 7.80%, due 3/15/37, 144A(a),(g)	6,500,000	7,085,000
Mitsui Sumitomo Insurance Co., Ltd., 7.00%, due 3/15/72, 144A(g)	3,750,000	4,171,208
		11,256,208
REINSURANCE—FOREIGN 2.1%
Aquarius + Investments PLC, 8.25%, due 12/31/49	3,500,000	3,649,201
Catlin Insurance Co., 7.249%, due 12/31/49, 144A(a),(g)	6,800,000	6,689,500
QBE Capital Funding III Ltd., 7.25%, due 5/24/41, 144A(a),(g)	3,800,000	3,853,626
Swiss Reinsurance Co., Ltd., Series I, 7.635%, due 12/31/49 (Australia) (AUD)	4,600,000	4,462,717
		18,655,044
TOTAL INSURANCE		95,414,294

INTEGRATED TELECOMMUNICATIONS SERVICES 2.2%
Centaur Funding Corp., 9.08%, due 4/21/20, 144A(g)	14,954	19,010,272

OIL & GAS EXPLORATION & PRODUCTION 0.4%
Origin Energy Finance Ltd., 7.875%, due 6/16/71 (Australia) (EUR)	2,500,000	3,300,972

PIPELINES 2.6%
Enbridge Energy Partners LP, 8.05%, due 10/1/37(a)	8,500,000	9,636,272
Enterprise Products Operating LLC, 7.034%, due 1/15/68, Series B(a)	2,150,000	2,410,685
Enterprise Products Operating LP, 8.375%, due 8/1/66(a)	9,710,000	10,957,084
		23,004,041
UTILITIES 1.9%
ELECTRIC UTILITIES 0.9%
FPL Group Capital, 7.30%, due 9/1/67, Series D(a)	6,700,000	7,360,881

	Number of Shares	Value
MULTI-UTILITIES 1.0%
Dominion Resources, 7.50%, due 6/30/66, Series A(a),(b)	5,184,000	$5,655,190
PPL Capital Funding, 6.70%, due 3/30/67, Series A	3,000,000	3,123,159
		8,778,349
TOTAL UTILITIES		16,139,230
TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$340,477,621)		380,394,708

	Principal Amount
CORPORATE BONDS 2.7%
BANKS 0.5%
Regions Financial Corp., 7.375%, due 12/10/37(a)	$3,797,000	4,005,835

INSURANCE—PROPERTY CASUALTY 0.6%
Liberty Mutual Insurance, 7.697%, due 10/15/97, 144A(g)	5,250,000	5,486,171

INTEGRATED TELECOMMUNICATIONS SERVICES 1.0%
CenturyLink, 7.65%, due 3/15/42	4,250,000	4,541,745
Citizens Communications Co., 9.00%, due 8/15/31(a)	4,000,000	4,290,000
		8,831,745
REAL ESTATE 0.6%
OFFICE 0.3%
BR Properties SA, 9.00%, due 10/29/49, 144A(g)	2,500,000	2,725,000

SHOPPING CENTERS 0.3%
General Shopping Finance Ltd., 10.00%, due 11/29/49, 144A(f),(g)	1,965,000	2,013,473
TOTAL REAL ESTATE		4,738,473
TOTAL CORPORATE BONDS (Identified cost—$21,224,535)		23,062,224

		Number of Shares	Value
SHORT-TERM INVESTMENTS 0.6%
MONEY MARKET FUNDS
BlackRock Liquidity Funds: FedFund, 0.01%(i)		2,700,140	$2,700,140
Federated Government Obligations Fund, 0.02%(i)		2,700,157	2,700,157
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$5,400,297)			5,400,297

TOTAL INVESTMENTS (Identified cost—$993,379,056)	140.5%		1,217,444,765

LIABILITIES IN EXCESS OF OTHER ASSETS	(40.5)		(351,102,678)

NET ASSETS (Equivalent to $18.02 per share based on 48,075,534 shares of common stock outstanding)	100.0%		$866,342,087

Note: Percentages indicated are based on the net assets of the Fund.
(a)	A portion or all of the security is pledged as collateral in connection with the Fund’s revolving credit agreement. $711,517,750 in aggregate has been pledged as collateral.
(b)	A portion of the security has been rehypothecated in connection with the Fund’s revolving credit agreement. $320,824,067 in aggregate has been rehypothecated.
(c)	Non-income producing security.
(d)	A portion of the security is segregated as collateral for interest rate swap transactions. $17,095,323 in aggregate has been segregated as collateral.
(e)	A portion of the security is segregated as collateral for open forward foreign currency exchange contracts. $1,852,500 in aggregate has been segregated as collateral.
(f)	Illiquid security. Aggregate holdings equal 5.2% of the net assets of the Fund.
(g)	Resale is restricted to qualified institutional investors. Aggregate holdings equal 19.7% of the net assets of the Fund, of which 3.7% are illiquid.
(h)

Fair valued security. This security has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors. Aggregate fair valued securities represent 0.5% of the net assets of the Fund.

(i)	Rate quoted represents the seven-day yield of the fund.

Interest rate swaps outstanding at September 30, 2012 were as follows:

Counterparty	Notional Amount	Fixed Rate Payable	Floating Rate(a) (resets monthly) Receivable	Termination Date	Unrealized Depreciation
Merrill Lynch Derivative Products AG(b)	$45,000,000	3.510%	0.216%	December 22, 2012	$(378,454)
Royal Bank of Canada	$60,000,000	3.653%	0.220%	July 17, 2013	(1,733,613)
Royal Bank of Canada	$70,000,000	3.615%	0.215%	March 29, 2014	(3,586,256)
Royal Bank of Canada	$35,000,000	1.865%	0.226%	June 13, 2015	(1,498,739)
Royal Bank of Canada	$35,000,000	2.474%	0.227%	February 10, 2016	(2,500,755)
					$(9,697,817)

(a) Based on LIBOR (London Interbank Offered Rate). Represents rates in effect at September 30, 2012.

(b) Cash in the amount of $526,000 has been pledged as collateral.

Forward foreign currency exchange contracts outstanding at September 30, 2012 were as follows:

Counterparty	Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation/ (Depreciation)
Brown Brothers, Harriman	AUD	4,167,002	USD	4,296,500	10/2/12	$(25,932)
Brown Brothers, Harriman	AUD	4,305,508	USD	4,464,597	11/2/12	10,315
Brown Brothers, Harriman	EUR	382,965	USD	499,980	10/2/12	7,851
Brown Brothers, Harriman	EUR	7,444,057	USD	9,386,956	10/2/12	(179,028)
Brown Brothers, Harriman	EUR	7,852,575	USD	10,103,123	11/2/12	9,111
Brown Brothers, Harriman	GBP	3,244,518	USD	5,151,808	10/2/12	(87,438)
Brown Brothers, Harriman	GBP	3,289,602	USD	5,310,733	11/2/12	(820)
Brown Brothers, Harriman	USD	4,332,399	AUD	4,167,002	10/2/12	(9,966)
Brown Brothers, Harriman	USD	5,238,599	GBP	3,244,518	10/2/12	647
Brown Brothers, Harriman	USD	10,067,898	EUR	7,827,022	10/2/12	(9,786)
						$(285,046)

Glossary of Portfolio Abbreviations

AUD	Australian Dollar
EUR	Euro Currency
FRN	Floating Rate Note
GBP	Great British Pound

REIT	Real Estate Investment Trust
TruPS	Trust Preferred Securities
USD	United States Dollar

Cohen & Steers REIT and Preferred Income Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.  Exchange traded options are valued at their last sale price as of the close of options trading on applicable exchanges.  In the absence of a last sale price, options are valued at the average of the quoted bid and ask prices as of the close of business.  Over-the-counter options quotations are provided by the respective counterparty. Forward foreign currency exchange contracts are valued daily at the prevailing forward exchange rate.

Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by the investment manager to be over-the-counter, are valued at the last sale price on the valuation date as reported by sources deemed appropriate by the Board of Directors to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the investment manager, pursuant to delegation by the Board of Directors, to reflect the fair market value of such securities. Interest rate swaps are valued utilizing quotes received from an outside pricing service.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates value. Investments in open-end mutual funds are valued at their closing net asset value.

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment manager, subject to the oversight of the Board of Directors. The investment manager has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment manager determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market

Cohen & Steers REIT and Preferred Income Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. During the period ended September 30, 2012, transfers between Level 1 and Level 2 securities totaled $6,703,125.

The following is a summary of the inputs used as of September 30, 2012 in valuing the Fund’s investments carried at value:

Cohen & Steers REIT and Preferred Income Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	Total	Quoted Prices In Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock	$578,837,785	$578,837,785	$—	$—
Preferred Securities - $25 Par Value - Banks	72,167,546	65,383,796	—	6,783,750	(a)
Preferred Securities - $25 Par Value - Other	157,582,205	157,582,205	—	—
Preferred Securities - Capital Securities - Banks	92,509,415	—	66,559,713	25,949,702	(a)
Preferred Securities - Capital Securities - Banks - Foreign	90,678,097	—	83,677,010	7,001,087	(b),(c)
Preferred Securities - Capital Securities - Food	7,084,532	—	—	7,084,532	(a)
Preferred Securities - Capital Securities - Other Industries	190,122,664	—	190,122,664	—
Corporate Bonds - Real Estate - Shopping Centers	2,013,473	—	—	2,013,473	(a)
Corporate Bonds - Other Industries	21,048,751	—	21,048,751	—
Money Market Funds	5,400,297	—	5,400,297	—
Total Investments(d)	$1,217,444,765	$801,803,786	$366,808,435	$48,832,544
Forward foreign currency exchange contracts	27,924	—	27,924	—
Total Appreciation in Other Financial Instruments(d)	$27,924	$—	$27,924	$—
Interest rate swaps	(9,697,817)	—	(9,697,817)	—
Forward foreign currency exchange contracts	(312,970)	—	(312,970)	—
Total Depreciation in Other Financial Instruments(d)	$(10,010,787)	$—	$(10,010,787)	$—

(a) Deemed illiquid and valued by a pricing service which utilized independent broker quotes.

(b) Valued utilizing independent broker quotes.

(c) Fair valued, pursuant to the Fund’s fair value procedures, utilizing inputs and assumptions which include dealer observations and recent comparables in similar securities.

(d) Portfolio holdings are disclosed individually on the Schedule of Investments.

Following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

	Total Investments in Securities	Preferred Securities - $25 Par Value - Banks	Preferred Securities - Capital Securities - Banks	Preferred Securities - Capital Securities - Banks - Foreign	Preferred Securities - Capital Securities - Food	Preferred Securities - Capital Securities - Oil & Gas Exploration & Production	Corporate Bonds - Real Estate - Shopping Centers
Balance as of December 31, 2011	$15,794,645	$6,167,813	$—	$—	$4,712,500	$2,944,420	$1,969,912
Purchases	4,797,375	—	—	3,000,000	1,797,375	—	—
Accretion	6	—	—	—	—	6	—
Change in unrealized appreciation	1,654,601	615,937	—	63,900	574,657	356,546	43,561
Transfers into Level 3	29,886,889	—	25,949,702	3,937,187	—	—	—
Transfers out of Level 3	(3,300,972)	—	—	—	—	(3,300,972)	—
Balance as of September 30, 2012	$48,832,544	$6,783,750	$25,949,702	$7,001,087	$7,084,532	$—	$2,013,473

Cohen & Steers REIT and Preferred Income Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

The change in unrealized appreciation/(depreciation) attributable to securities owned on September 30, 2012 which were valued using significant unobservable inputs (Level 3) amounted to $1,298,055. Transfers are recognized at the end of the period.

The following table summarizes the quantitative inputs and assumptions used for investments categorized in Level 3 of the fair value hierarchy.

	Fair Value	Valuation	Unobservable
	at 9/30/2012	Technique	Inputs	Range
Preferred Securities - Capital Securities — Banks - Foreign	$3,937,187	Consensus Pricing	Bid – Ask Spread	90.875 – 92.250

The significant unobservable inputs utilized in the fair value measurement of the Fund’s Level 3 equity investment in Preferred Securities - Capital Securities — Banks - Foreign is the bid-ask spread. Significant changes in these inputs may result in a materially higher or lower fair value measurement.

Note 2. Derivative Instruments

The following is a summary of the Fund’s derivative instruments as of September 30, 2012:

Interest rate swaps	$(9,697,817)
Forward foreign currency exchange contracts	(285,046)
$(9,982,863)

The balance of outstanding interest rate swaps at September 30, 2012 is representative of the volume outstanding during the period ended September 30, 2012. The following summarizes the volume of the Fund’s forward foreign currency exchange contracts activity during the period ended September 30, 2012:

Forward Foreign
Currency Exchange
Contracts
Average Notional Amount	$18,888,428
Ending Notional Amount	$19,878,453

Interest Rate Swaps: The Fund uses interest rate swaps in connection with borrowing under its credit agreement. The interest rate swaps are intended to reduce interest rate risk by countering the effect that an increase in short-term interest rates could have on the performance of the Fund’s common shares as a result of the floating rate structure of interest owed pursuant to the credit

Cohen & Steers REIT and Preferred Income Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

agreement. In these interest rate swaps, the Fund agrees to pay the other party to the interest rate swap (which is known as the counterparty) a fixed rate payment in exchange for the counterparty’s agreement to pay the Fund a variable rate payment that is intended to approximate the Fund’s variable rate payment obligation on the credit agreement. The payment obligation is based on the notional amount of the swap. Depending on the state of interest rates in general, the use of interest rate swaps could enhance or harm the overall performance of the common shares. The market value of interest rate swaps is based on pricing models that consider the time value of money, volatility, the current market and contractual prices of the underlying financial instrument. Unrealized appreciation is reported as an asset and unrealized depreciation is reported as a liability on the Statement of Assets and Liabilities. The change in value of swaps, including the accrual of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation or depreciation in the Statement of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of a swap agreement. Swap agreements involve, to varying degrees, elements of market and counterparty risk, and exposure to loss in excess of the related amounts reflected on the Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that such amount is positive.

Forward Foreign Currency Exchange Contracts: In connection with its investments in foreign securities, the Fund may be exposed to foreign currency risks associated with portfolio investments and therefore use forward foreign currency exchange contracts (forward contracts) to hedge or manage these exposures. Forward contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into.  The risks include the potential inability of counterparties to meet the terms of their contracts and unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency translation gains or losses. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

Note 3. Income Tax Information

As of September 30, 2012, the federal tax cost and unrealized appreciation and depreciation in value of securities held were as follows:

Cost for federal income tax purposes	$993,379,056
Gross unrealized appreciation	$226,334,424
Gross unrealized depreciation	(2,268,715)
Net unrealized appreciation	$224,065,709

Item 2. Controls and Procedures

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                 Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS REIT AND PREFERRED INCOME FUND, INC.

By:	/s/ Adam M. Derechin
	Name:	Adam M. Derechin
	Title:	President

Date: November 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin		By:	/s/ James Giallanza
	Name:	Adam M. Derechin		Name:	James Giallanza
	Title:	President and Principal Executive Officer		Title:	Treasurer and Principal Financial Officer

Date: November 28, 2012